Share Capital And Share Premium (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Capital And Share Premium [Abstract]
Summary of Share Capital and Share Premium

	Ordinary shares
	Number of shares	Share capital	Share premium
		RMB’000	RMB’000
As of January 1, 2023	1,203,505,757	75	32,073,874

Exercise of share-based payment	—	—	17,403
Repayment of optionally convertible promissory notes	—	—	1,489,748
Cash dividend (Note 46)	—	—	(1,438,792)

As of December 31, 2023	1,203,505,757	75	32,142,233

Exercise of share-based payment	—	—	42,475
Cash dividend (Note 46)	586,176,887	42	(5,156,862)

As of December 31, 2024	1,789,682,644	117	27,027,846

Exercise of share-based payment	—	—	85

As of December 31, 2025	1,789,682,644	117	27,027,931